UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549


                               FORM N-SAR



                           SEMI-ANNUAL REPORT
                             FOR REGISTERED
                          INVESTMENT COMPANIES

                              FORM N-SAR
                          SEMI-ANNUAL REPORT
                   FOR REGISTERED INVESTMENT COMPANIES


Report for fiscal year ending:      12/31/03 (b)

Is this a transition report?  (Y/N)    N

Is this an amendment to a previous filing?  (Y/N)    N

Those items or sub-items with a box | | after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: First Variable Annuity Fund E

   B. File Number: 811-4092

   C. Telephone Number: 205-268-3804

2. A. Street: 2801 Highway 280 South

   B. City: Birmingham  C.  State: AL  D. Zip Code: 35223 Zip Ext.

   E. Foreign Country:            Foreign Postal Code:

3. Is this the first filing on this form by Registrant?  (Y/N)    N

4. Is this the last filing on this form by Registrant?  (Y/N)     N

5. Is Registrant a small business investment company (SBIC)?(Y/N) N (If answer is Y (Yes), complete only items 89 through 110.)

6. Is Registrant a unit investment trust (UIT)?  (Y/N)      Y
   (If the answer is Y (Yes) complete only items 111 through 132.)

For period ending:     12/31/03

File number 811- 4092


UNIT INVESTMENT TRUSTS

111. A. | | Depositor Name:Protective Life Insurance Company

     B. | | File Number (If any):

     C. | | City:            State:    Zip Code:        Zip Ext:
        | | Foreign Country:              Foreign Postal Code:

111. A. | | Depositor Name: Protective Life Insurance Company

     B. | | File Number (If any):

     C. | | City:             State:    Zip Code:       Zip Ext:
        | | Foreign Country:              Foreign Postal Code:

112. A. | | Sponsor Name:

     B. | | File Number (If any):

     C. | | City:             State:    Zip Code:       Zip Ext.
        | | Foreign Country:               Foreign Postal Code:

112. A. | | Sponsor Name:

     B. | | File Number (If any):

     C. | | City:            State:    Zip Code:       Zip Ext.
        | | Foreign Country:               Foreign Postal Code:

For period ending    12/31/03

File number 811-   4092


113. A. | | Trustee Name:
     B. | | City:             State:    Zip Code:       Zip Ext:
        | | Foreign Country:               Foreign Postal Code:

113. A. | | Trustee Name:
     B. | | City:             State:     Zip Code:       Zip Ext:
        | | Foreign Country:               Foreign Postal Code:

114. A. | | Principal Underwriter Name:
     B. | | File Number: 8-
     C. | | City:            State:   Zip Code:       Zip Ext:
        | | Foreign Country:               Foreign Postal Code:

114. A. | | Principal Underwriter Name:
     B. | | File Number: 8-
     C. | | City:           State:   Zip Code:        Zip Ext:
        | | Foreign Country:               Foreign Postal Code:

115. A. |X| Independent Public Accountant Name: PricewaterhouseCoopers
        |X| City: Birmingham    State: AL  Zip Code: 35203 Zip Ext:
        | | Foreign Country:                Foreign Postal Code:

115. A. |X| Independent Public Accountant Name: PricewaterhouseCoopers
        |X| City: Birmingham    State: AL  Zip Code: 35203 Zip Ext:
        | | Foreign Country:                Foreign Postal Code:

For period ending     12/31/03

File number 811-    4092


116. Family of investment companies information:

     A.| | Is Registrant part of a family of investment companies?(Y/N)
                                                                          Y/N
     B.| | Identify the family in 10 letters:
           (Note: In filing this form, use this identification consistently for all investment companies in family.This designation is for purposes of this form only.)

117. A.| | Is Registrant a separate account of an insurance company?(Y/N)
                                                                           Y/N
           If answer is Y (Yes), are any of the following types of contracts funded by the Registrant?

     B.| | Variable annuity contracts? (Y/N)
                                                                      Y/N
     C.| | Scheduled premium variable life contracts?(Y/N)
                                                                      Y/N
     D.| | Flexible premium variable life contracts?(Y/N)
                                                                      Y/N
     E.| | Other types of insurance products registered under the Securities
           Act of 1933?  (Y/N)                                       _______
                                                                      Y/N
118.| |State the number of series existing at the end of the period that had
       securities registered under the Securities Act of 1933 _____________ 119.| |State the number of new series for which registration statements under
       the securities Act of 1933 became effective during the period _______ 120.| |State the total value of the portfolio securities on the date of
       deposit for the new series included in item 119($000's omitted)$_____ 121.| |State the number of series for which a current prospectus was in
       existence at the end of the period                            _______
122.| |State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period _____________________________________________________________

For period ending    12/31/03

File number 811-    4092


123.| |State the total value of the additional units considered in
       answering item 122 ($000's omitted)                         $

124.| |State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were
       placed in the subsequent series) ($000's omitted)           $

125.|X|State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $227

126.| |Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
       Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
       ($000's omitted)                                            $

127.|X|List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                     Total
                               Number of         Total Assets     Distributions
                              Series Investing ($000's omitted) ($000's omitted)

A.U.S.Treasury direct issue                    $                $

B.U.S.Government agency                        $                $

C.State and municipal
   tax-free                                    $                $

D.Public utility debt                          $                $

E. Brokers or dealers debt
    or debt of brokers'
    or dealers' parent                         $                $

F. All other corporate intermed, &
   long-term debt                              $________        $

G. All other corporate short-term
   debt                                        $________        $

H. Equity securities of brokers or
   dealers or parents of brokers
   or dealers                                  $_________       $

I. Investment company equity
   securities                                  $                $

J. All other equity
   securities                      1           $93,924          ($11,414)

K. Other securities                            $_________       $

L. Total assets of all series of
   registrant                     1            $93,924          ($11,414)

For period ending     12/31/03

File number 811-    4092


128.| | Is the timely payment of principal and interest on any of
        the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an
        entity other than the issuer? (Y/N)                            N
                                                                      Y/N
        (If answer is N (No), go to item 131.)

129.| | Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                      Y/N
        (If answer is N (No), go to item 131.)

130.| | In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)
                                                                      Y/N

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                    $ 1,500

132.| | List the 811 (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-            811-          811-        811-        811-

811-            811-          811-        811-        811-

811-            811-          811-        811-        811-

811-            811-          811-        811-        811-

811-            811-          811-        811-        811-

811-            811-          811-        811-        811-

811-            811-          811-        811-        811-

811-            811-          811-        811-        811-

    This report is signed on behalf of the First Variable Annuity Account E in the City of Birmingham, State of Alabama, on February 26, 2004.

                       First Variable Annuity Account E


                       By:    /s/ JOHN D. JOHNS
                              John D. Johns
                       Title:  President, Protective Life Insurance Company

Witness:


/s/ DEBORAH J. LONG
Deborah J. Long
Title: Secretary, First Variable Life Insurance Company